CONTINGENT LIABILITIES (Commitments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Minimum future rentals under operating leases - 2019	$ 6.1
Minimum future rentals under operating leases - 2020	3.2
Minimum future rentals under operating leases - 2021	1.5
Minimum future rentals under operating leases - 2022	1.0
Minimum future rentals under operating leases - 2023	1.0
Minimum future rentals under operating leases - 2024	2.1
Leasing fees	$ 3.1	$ 3.2	$ 2.6